EATON VANCE INVESTMENT FUND, INC.
                               24 Federal Street
                                Boston, MA 02110




                                                 November 8, 1995
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:  Rule 24f-2 Notice for
     Eaton Vance Investment Fund, Inc.
     1933 Act File No. 33-36507
     1940 Act File no. 811-06157

                  In accordance with the provisions of Rule 24f-2 under the Investment Company Act of 1940, Eaton Vance Investment Fund, Inc. hereby files its Rule 24f-2 Notice.

                  This Rule 24f-2 Notice is being filed for the fiscal year ended October 31, 1995 ("Fiscal Year"). It is the intent of the Fund to cease operations effective October 31, 1995, therefore this Notice serves to terminate the Fund's election under Rule 24f-2.

                  No shares of the Fund which have been registered under the Securities Act of 1933 (other than pursuant to Rule 24f-2) remained unsold at the beginning of the Fiscal Year.

                  13,647,073 shares of the Fund, with an aggregate sales price of $108,630,701, were registered during the Fiscal Year, pursuant to Rule 24e-2.

                  587,219 shares of the Fund, with an aggregate sales price of $4,881,341, were sold during the Fiscal Year in reliance upon the Declaration of the Fund pursuant to Rule 24f-2 which registered an indefinite amount of securities. Attached to this Rule 24f-2 Notice, and made part hereof, is an opinion of counsel indicating that the securities, the registration of which the Notice makes definite in number, were legally issued, fully paid, and non-assessable by the Fund.

                  867,130 shares of the Fund, with an aggregate sales price of $7,134,254, were issued during the Fiscal Year in connection with the Fund's dividend reinvestment plan.

                  For the Fiscal Year, the Fund sold an aggregate of 1,454,349 shares, including those issued pursuant to its dividend reinvestment plan, with an aggregate sales price of $12,015,595.

                  In accordance with subsection (c) of Rule 24f-2, no fee is required since the excess of sales, including dividend reinvestments, over redemptions during the Fiscal Year were less than and were deducted from registrant's balance of definitively registered shares.

Rule 24f-2 Notice for                             Page 2
Eaton Vance Investment Fund, Inc.
1933 Act File No. 33-36507
1940 Act File no. 811-06157


Aggregate Sale Price for Shares                               $  4,881,341
Sold During Fiscal Year Pursuant to
Rule 24f-2.

Aggregate Price of Shares Issued
During Fiscal Year In Connection
with Dividend Reinvestment Plans.                                7,134,254
                                                              ------------

Aggregate Price of Shares Sold                                $ 12,015,595

Reduced by the Difference Between

(1)  Aggregate Redemption Price of
     Shares Redeemed During the
     Fiscal Year.                                             $ 97,266,549


and

(2)  Aggregate Redemption Price of
     Redeemed Shares Previously
     Applied by Fund Pursuant to
     Rule 24e-2(a) in Filings Made
     Pursuant to Section 24(e)(1) of
     Investment Company Act of 1940                           $          0
                                                              ------------

Equals                                                        $(85,250,954)*
                                                              ============


         Any questions regarding the matter should by addressed to Hadi C. Mezher, Eaton Vance Management, 24 Federal Street, Boston, Massachusetts 02110.


                                                  Sincerely,

                                                  Eaton Vance Management

                                                  /s/ James F. Alban
                                                  James F. Alban
                                                  Assistant Treasurer

Enclosures  (Opinion of Counsel)

* The redemption credits to which the registrant is entitled are being assumed by Eaton Vance Mutual Funds Trust (File Nos: 2-90946 and 811-4015) and will be reflected in the next 24f-2 Notice of such Trust.

                             EATON VANCE MANAGEMENT
                               24 Federal Street
                                Boston, MA 02110



                               OPINION OF COUNSEL


                                                  November 8, 1995


Eaton Vance Management
24 Federal Street
Boston, MA  02110

RE:  Rule 24f-2 Notice for
     Eaton Vance Investment Fund, Inc.
     1933 Act File No. 33-36507
     1940 Act File no. 811-06157


Gentlemen:

         In connection with the filing of a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, making definite the registration under the Securities Act of 1933, 587,219 shares of the Fund sold in reliance upon said Rule 24f-2 during the fiscal year ended October 31, 1995, it is the opinion of the undersigned that such shares were legally issued, fully paid and nonassessable.


                                       Sincerely,

                                       Eaton Vance Management


                                       /s/ H. Day Brigham, Jr.
                                       H. Day Brigham, Jr.
                                       Vice President and
                                       Chairman of the Executive Committee
                                       Member of Massachusetts and New York
                                       Bars